OPERATING SEGMENTS DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF OPERATING SEGMENTS

The following table present significant information about the Company’s reportable operating segments as reported to the Company’s CODM:

	For the Year Ended December 31, 2023
	North American Brokerage	Other Segments	Total
Revenues	684,873	4,285	689,158
Commissions and other agent-related costs	625,016	1,269	626,285
Gross Profit	59,857	3,016	62,873

General and administrative expenses	35,653	7,260	42,913
Marketing expenses	38,458	153	38,611
Research and development expenses	7,284	75	7,359
Operating Loss	(21,538)	(4,472)	(26,010)

Other income (expenses), net	136	(723)	(587)
Listing expenses	-	-	-
Finance expenses, net	(614)	(5)	(619)
Net Loss	(22,016)	(5,200)	(27,216)

THE REAL BROKERAGE INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023 and 2022

	For the Year Ended December 31, 2022
	North American Brokerage	Other Segments	Total
Revenues	379,868	1,888	381,756
Commissions and other agent-related costs	349,464	342	349,806
Gross Profit	30,404	1,546	31,950

General and administrative expenses	21,564	2,591	24,155
Marketing expenses	22,590	84	22,674
Research and development expenses	4,621	246	4,867
Operating Loss	(18,370)	(1,376)	(19,746)

Other income (expenses), net	729	-	729
Listing expenses	(151)	-	(151)
Finance expenses, net	(1,167)	-	(1,167)
Net Loss	(18,959)	(1,376)	(20,335)

SCHEDULE OF REVENUE GEOGRAPHY

The amount of revenue from external customers, by geography, is shown in the table below:

	For the Year Ended
	December 31, 2023	December 31, 2022
United States	573,658	320,181
Canada	115,500	61,575
Total revenue by region	689,158	381,756